Consolidated Statements Of Capitalization (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Aqua America stockholders' equity:
Common stock, $.50 par value	$ 89,296	$ 88,964
Capital in excess of par value	758,145	743,335
Retained earnings	849,952	729,272
Treasury stock, at cost	(42,838)	(27,082)
Accumulated other comprehensive income	788	346
Total Aqua America stockholders' equity	1,655,343	1,534,835
Noncontrolling interest	40	208
Total equity	1,655,383	1,535,043
Long-term debt:
Long-term debt of subsidiaries	1,115,322	1,101,339
Notes payable to bank under revolving credit agreement, variable rate, due 2017	72,000
Total long-term debt	1,619,270	1,554,871
Current portion of long-term debt	58,615	86,288
Long-term debt, excluding current portion	1,560,655	1,468,583
Total capitalization	3,216,038	3,003,626
Long Term Debt of Subsidiaries 0.00% to .99% [Member]
Long-term debt:
Debt instrument principal outstanding	5,653	5,035
Long Term Debt of Subsidiaries 1.00% to 1.99% [Member]
Long-term debt:
Debt instrument principal outstanding	24,871	28,615
Long Term Debt of Subsidiaries 2.00% to 2.99% [Member]
Long-term debt:
Debt instrument principal outstanding	15,578	14,903
Long Term Debt of Subsidiaries 3.00% to 3.99% [Member]
Long-term debt:
Debt instrument principal outstanding	190,875	167,365
Long Term Debt of Subsidiaries 4.00% to 4.99% [Member]
Long-term debt:
Debt instrument principal outstanding	484,168	447,297
Long Term Debt of Subsidiaries 5.00% to 5.99% [Member]
Long-term debt:
Debt instrument principal outstanding	242,102	284,362
Long Term Debt of Subsidiaries 6.00% to 6.99% [Member]
Long-term debt:
Debt instrument principal outstanding	64,944	64,923
Long Term Debt of Subsidiaries 7.00% to 7.99% [Member]
Long-term debt:
Debt instrument principal outstanding	34,424	35,056
Long Term Debt of Subsidiaries 8.00% to 8.99% [Member]
Long-term debt:
Debt instrument principal outstanding	18,907	19,283
Long Term Debt of Subsidiaries 9.00% to 9.99% [Member]
Long-term debt:
Debt instrument principal outstanding	27,800	28,500
Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]
Long-term debt:
Debt instrument principal outstanding	6,000	6,000
Bank Note at One 1.921% due 2017 [Member]
Long-term debt:
Unsecured notes payable	50,000
Notes at 3.57% due 2027 [Member]
Long-term debt:
Unsecured notes payable	50,000	50,000
Notes Ranging From 4.62% To 4.87% [Member]
Long-term debt:
Unsecured notes payable	144,400	171,400
Notes Ranging From 5.01% To 5.95% [Member]
Long-term debt:
Unsecured notes payable	$ 187,548	$ 232,132